Note 2 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Aug. 01, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Total		$ 0	$ 0
Impairment of Federal Home Loan Bank Stock		$ 0	0
Past Due Period of Principal or Interest Payment		90 days
Threshold for Loans to be Evaluated Annually, Minimum		$ 500,000
Mortgage Loans in Process of Foreclosure, Amount		$ 1,700,000	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	34.00%
Number of Share-Based Plans		2
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncement, Estimated Increase in Assets and Liabilities		1.00%
Adjustments for New Accounting Principle, Early Adoption [Member] | Accounting Standards Update 2018-02 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 2,000
Signature Insurance Services, LLC [Member]
Payments to Acquire Businesses, Gross	$ 1,000,000
Goodwill, Acquired During Period	515,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired	$ 485,000
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life		39 years
Credit Concentration Risk [Member] | Loans Sold [Member]
Number of Investors		1
Percentage of Loans Sold From Mortgage Loans Held for Sale		53.00%
Percentage Gains on Loans Sold From Mortgage Loans Held for Sale		53.00%